[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]

April 18, 2006

Daniel H. Morris
Attorney-Advisor
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  American Home Mortgage Securities LLC
    Registration Statement on Form S-3
    Filed February 7, 2006
    File No. 333-131636

Dear Mr. Morris:

We have received and reviewed your comment letter dated April 14, 2006 to our submission of April 7, 2006. This cover letter and the enclosed revised filing is intended to respond to the points raised in your letter in addition to providing you with the supplemental information requested by several comments. In some of our responses we proffer an explanation for our belief that a revision is not necessary and we would appreciate your additional consideration of these points in particular.

We have enclosed both clean and marked copies to show changes of the reviewed filing.

We appreciate the Commission’s continued review of our intended disclosure and look forward to working with you on such questions as may be presented in the course of developing a Regulation AB compliant filing for American Home Mortgage Securities LLC.

Prospectus Supplement #1

Cover Page

Comment

1.
When referring to transaction parties, please use the terminology set out in Regulation AB. Please refer to Item 1101(f) of Regulation AB for the definition of issuing entity and revise to refer to the issuing entity, as opposed to the trust.

Response

We have made these revisions.

The Mortgage Pool. page S-25

Comment

2.
While we note your response to prior comment 4, the form of each of the delinquency tables does not clearly present delinquency information in 30 day increments. In this regard, we note that an investor would have to add up all of the amounts in one column in order to determine the total number of delinquent loans that belong in each 30-day bucket. Revise accordingly.

Response

We have made these revisions.

Please contact Edward Southgate at (212) 912-7559 or the undersigned at (212) 912-7472 with any further questions.

Sincerely,

/S/ Richard D. Simonds, Jr.

Richard D. Simonds, Jr.